Income Tax Disclosure: Schedule of Effective Income Tax Rate Reconciliation (Tables)	12 Months Ended
Dec. 31, 2019
Tables/Schedules
Schedule of Effective Income Tax Rate Reconciliation
	2019 $	2018 $
Loss before income tax	(86,161)	(328,497)
Statutory tax rate	27%	27%
Expected tax expense (recovery)	(23,000)	(88,690)

Permanent differences and other	(50,391)	27,420
Effect of foreign exchange	(15,000)	93,130
Effect of change in tax rate	-	(12,620)
Change in valuation allowance	88,391	(19,240)
Provision for income taxes	-	-